GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2023
GEOGRAPHIC INFORMATION
GEOGRAPHIC INFORMATION

NOTE 15:-GEOGRAPHIC INFORMATION

The Group manages its business on the basis of one reportable segment (see Note 1 for a brief description of the Group’s business). The data is presented in accordance with ASC 280, “Segment Reporting”. Revenues in the table below are attributed to geographical areas, based on the location of the end customers.

The following presents total revenues for the years ended December 31, 2023, 2022 and 2021 and long-lived assets including ROU assets as of December 31, 2023, 2022 and 2021.

	Year Ended and as of December 31,
	2023		2022		2021
		Long-		Long-		Long-
	Total	lived	Total	lived	Total	lived
	revenues	assets	revenues	assets	revenues	assets
Americas, principally the United States	$126,419	$5,026	$139,583	$3,588	$115,806	$977
Europe	78,939	290	87,679	328	88,746	662
Eastern Asia	35,352	859	42,108	901	38,988	706
Israel	3,673	42,451	5,723	14,231	5,380	20,876

	$244,383	$48,626	$275,093	$19,048	$248,920	$23,221

The Group has derived approximately 46% of its revenues for the year ended December 31, 2023 from sales in the United States.